Fair Market Value of Total Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Fair market value of total debt	$ 3,971	$ 3,245
Level 1
Debt Instrument [Line Items]
Fair market value of total debt	1,895	1,801
Level 2
Debt Instrument [Line Items]
Fair market value of total debt	$ 2,076	$ 1,444